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                                ING EQUITY TRUST
                            ING LargeCap Growth Fund
                          ING MidCap Opportunities Fund
                         ING SmallCap Opportunities Fund
                              ING Convertible Fund
                            ING Equity and Bond Fund
                          ING Disciplined LargeCap Fund
                              ING Real Estate Fund

                           ING INVESTMENT FUNDS, INC.
                                ING MagnaCap Fund

                        Supplement Dated August 31, 2005
            To the Class A, Class B, Class C and Class M Prospectus,
          Class I Prospectus, Class O Prospectus and Class Q Prospectus
                          Each Dated September 30, 2004

On July 21, 2005, the Board of Trustees of ING Equity Trust approved a proposal to reorganize the following "Disappearing Funds" into the following "Surviving Funds" (the "Reorganization"):

                DISAPPEARING FUND                  SURVIVING FUND
          ------------------------------------------------------------
            ING Equity and Bond Fund              ING Balanced Fund

          ING SmallCap Opportunities Fund       ING Small Company Fund

The proposed Reorganization is subject to approval by shareholders of the Disappearing Funds. If shareholder approval is obtained, it is expected that the Reorganization would take place during the last quarter of 2005.

ING LARGECAP GROWTH FUND

1. The last sentence of the first paragraph of the section entitled "Investment Strategy" on page 4 of the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, and Class Q Prospectus is deleted.

2. The second and third sentences of the second paragraph under the section entitled "Investment Strategy" on page 4 of the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, and Class Q Prospectus are deleted and replaced with the following:

          For this Fund, large companies are companies with market capitalizations that fall within the range of companies in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). Capitalization of companies in the S&P 500 Index will change with market conditions. The market capitalization of

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          companies in the S&P 500 Index as of July 31, 2005 ranged from $425 million to $374 billion.

3. The first sentence of the third paragraph of the section entitled "Investment Strategy" on page 4 of the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, and Class Q Prospectus is deleted.

4. The following sentence is added after the third sentence of the third paragraph of the section entitled "Investment Strategy" on page 4 of the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, and Class Q Prospectus:

          The key characteristics of growth companies favored by the Fund include a leadership portion within the industry, a strong balance sheet, a high return on equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets and a strong management team.

5. The fifth paragraph of the section entitled "Investment Strategy" on page 4 of the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, and Class Q Prospectus is deleted.

6. The sixth paragraph of the section entitled "Investment Strategy" on page 4 of the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, and Class Q Prospectus is deleted and replaced with the following:

          The Fund may invest the remaining 20% of its total assets in other investment companies, including exchange traded funds ("ETFs"), initial public offerings ("IPOs"), securities of foreign issuers and non-U.S. dollar denominated securities.

7. The paragraphs entitled "Exchange Traded Funds" and "Convertible Securities" under the "Risks" section on page 4 of the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, and Class Q Prospectus are deleted and replaced with the following:

          OTHER INVESTMENT COMPANIES - the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

          INITIAL PUBLIC OFFERINGS ("IPOS") - IPOs and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs. Furthermore, stocks of newly-public companies may decline shortly after the initial public offering. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it

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          is likely that the effect of the Portfolio's investment in IPOs on the
          Portfolio's return will decline.

8. The second paragraph under the section entitled "ING LargeCap Growth Fund-Wellington Management Company, LLP" on page 42 of the Class A, Class B, Class C and Class M Prospectus, page 29 of the Class I Prospectus, and page 27 of the Class Q Prospectus is deleted and replaced with the following:

          The following people are primarily responsible for management of ING LargeCap Growth Fund:

          Andrew J. Shilling, Senior Vice President of Wellington Management, has been portfolio manager of the Fund since June 2003. Mr. Shilling joined Wellington Management as an investment professional in 1994.

          John A. Boselli, Senior Vice President of Wellington Management, joined the firm as an investment professional in 2002. Mr. Boselli has been involved in portfolio management and securities analysis for the Fund since June 2003. Prior to joining Wellington Management, Mr. Boselli was an investment professional with Putnam Investments Inc. (1996-2002).

ING MIDCAP OPPORTUNITIES FUND

1. The fifth and sixth sentences of the first paragraph of the section entitled "Investment Strategy" on page 6 of the Class A, Class B, Class C, and Class M Prospectus, Class I Prospectus, and Class Q Prospectus are deleted in their entirety and replaced with the following:

          Capitalization of companies in the Russell MidCap(R) Growth Index will change with market conditions. The market capitalization of companies in the Russell MidCap Growth Index as of March 31, 2005 ranged from $950 million to $15.2 billion.

2. The following paragraph is added after the third paragraph of the section entitled "Investment Strategy" on page 6 of the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, and Class Q Prospectus:

          The Fund may invest excess cash in other investment companies, including exchange traded funds ("ETFs"), for temporary and defensive purposes.

ING SMALLCAP OPPORTUNITIES FUND

1. The fifth and sixth sentences of the first paragraph of the section entitled "Investment Strategy" on page 8 of the Class A, Class B, Class C, and Class M Prospectus, Class I Prospectus, and Class Q Prospectus are deleted in their entirety and replaced with the following:

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          Capitalization of companies in the Russell 2000(R) Growth Index will change with market conditions. The market capitalization of companies in the Russell 2000(R) Growth Index as of March 31, 2005 ranged from $73 million to $2.6 billion.

2. The following paragraph is added after the third paragraph of the section entitled "Investment Strategy" section on page 8 of the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, and Class Q Prospectus:

          The Fund may invest excess cash in other investment companies, including exchange traded funds ("ETFs"), for temporary and defensive purposes.

ING MIDCAP OPPORTUNITIES FUND AND ING SMALLCAP OPPORTUNITIES FUND

     The subsection entitled "ING MidCap Opportunities Fund and ING SmallCap Opportunities Fund" under the section entitled "Management of the Funds - Sub-Adviser" on page 42 of the Class A, Class B, Class C, and Class M Prospectus, page 28 of the Class I Prospectus, and page 26 of the Class Q Prospectus is deleted in its entirety and replaced with the following:

          ING MIDCAP OPPORTUNITIES FUND

          The Fund has been managed by Richard Welsh and Jeff Bianchi since July 2005. Richard Welsh, Senior Portfolio Manager, has 15 years of investment management experience. Mr. Welsh joined ING IM in 2004 from Columbus Circle Investors where he was senior investment analyst of their large-cap core and large-cap growth disciplines from 2002-2004. Prior to that, Mr. Welsh was a portfolio manager with Evergreen Funds from 1999-2001.

          Jeff Bianchi, Portfolio Manager, joined ING IM in 1994 and has 11 years of investment management experience. Before assuming his current responsibilities, he provided quantitative analysis for the firm's small-capitalization equity strategies.

          ING SMALLCAP OPPORTUNITIES FUND

          The Fund has been managed by Steve Salopek since July 2005. Prior to joining ING IM in June 2005, Mr. Salopek served as a portfolio manager with Banc One Investment Advisers from 1999-2004, where he directed $700 million in small cap growth assets.

ING CONVERTIBLE FUND

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     The fourth paragraph of the "Investment Strategy" section on page 22 of the
     Class A, Class B, Class C and Class M Prospectus and page 14 of the Class Q Prospectus is deleted and replaced with the following:

          The Sub-Adviser uses a disciplined combination of bottom-up fundamental analysis along with relative valuation quantitative screening to build a broadly diversified portfolio, which includes a range of securities with high equity sensitivity to more income producing securities, in an effort to provide lower volatility and attractive risk adjusted returns. The focus of the company analysis is on improving bottom lines, balance sheet strength, cash flow characteristics, capital structure, and quality of management, as well as its industry prospects and its competitive position within the industry. The Sub-Adviser usually considers whether to sell a particular security when any of these factors materially change.

ING EQUITY AND BOND FUND

1. The fourth, fifth, sixth, seventh and eighth sentences of the first paragraph and the second and third paragraphs of the "Investment Strategy" section on page 24 of the Class A, Class B, Class C and Class M Prospectus and page 16 of the Class Q Prospectus are deleted and replaced with the following:

          The Fund normally invests up to 75% of its total assets in equity securities and at least 25% of its total assets in debt securities.

          In managing the equity component of the Fund, the Sub-Adviser looks to select securities whose prices in relation to projected earnings are believed to be reasonable in the market. The Sub-Adviser looks to invest in companies of any market capitalization that are perceived to be leaders in their industry.

          In managing the debt component of the Fund, the Sub-Adviser looks to select investments with the opportunity to enhance the yield and total return. The debt component of the Fund focuses on corporate bonds, mortgage-related and other asset-backed securities, government securities, short-term investments, and may also invest in zero-coupon and high-yield instruments.

2. The following paragraph is added after the paragraph entitled "Risks of Foreign Investing" of the section entitled "Risks" on page 24 of the Class A, Class B, Class C and Class M Prospectus and page 16 of the Class Q
     Prospectus:

          INITIAL PUBLIC OFFERINGS ("IPOS") - IPOs and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs. Furthermore, stocks of newly-public companies may decline shortly after the initial public offering. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is likely that the effect of the Fund's investment in IPOs on the Fund's return will decline.

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3.   The section entitled "ING Equity and Bond Fund" on page 42 of the Class A,
     Class B, Class C and Class M Prospectus and page 27 of the Class Q Prospectus is deleted in its entirety and replaced with the following:

          ING EQUITY AND BOND FUND

          The following individuals share responsibility for the day-to-day management of the Fund:

          The equity portion of the Fund has been managed by James A. Vail since April 2003. Mr. Vail has served as Vice President and Senior Portfolio Manager since 2000. Mr. Vail holds the Chartered Financial Analyst designation, is a member of the New York Society of Security Analysts and has over 25 years of investment experience. Prior to joining ING in 2000, Mr. Vail was Vice President at Lexington Management Corporation, which he joined in 1991.

          The bond portion of the Fund has been managed by James Kauffmann since February of 2003. Mr. Kauffmann is a Portfolio Management Team Leader. He joined ING in 1996 and has over 18 years of investment experience.

          Mary Ann Fernandez and Shiv Mehta are jointly responsible for establishing the overall asset allocation strategy for the Fund.

          Mary Ann Fernandez, Portfolio Manager joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds. She is also involved in the management and marketing of certain equity strategies managed by ING IM. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.

          Shiv Mehta has been associated with the management of the Fund since 2005. He joined ING in 2004 as head of ING IM's asset allocation business. In this position, he serves as senior portfolio specialist and product manager for multi-asset strategies. Mr. Mehta was previously with Credit Suisse Asset Management since February 2000, where he served as managing director for investment product development. Prior to this role, he worked at JPMorgan in private banking and investment management capacities.

ING DISCIPLINED LARGECAP FUND

1. The first sentence of the paragraph of the section entitled "ING Disciplined LargeCap Fund" on page 42 of the Class A, Class B, Class C and Class M Prospectus and page 29 of the Class I Prospectus is deleted and replaced with the following:

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          The Fund has been managed by Hugh T.M. Whelan and Douglas E. Cote since August 2001 and April 2005, respectively.

2. The following paragraph is added after the paragraph of the section entitled "ING Disciplined LargeCap Fund" on page 42 of the Class A, Class B, Class C and Class M Prospectus and page 29 of the Class I Prospectus:

          Douglas Cote, Portfolio Manager, has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for ING IM's equity department.

ING MAGNACAP FUND

     The paragraph of the section entitled "ING MagnaCap Fund" on page 42 of the Class A, Class B, Class C and Class M Prospectus and page 29 of the Class I Prospectus is deleted and replaced with the following:

          The Fund is managed by Scott Lewis, Senior Portfolio Manager. Mr. Lewis joined ING IM in May 2004 and has over 22 years of investment experience. Mr. Lewis has been managing the Fund since April 2005. Mr. Lewis joined ING IM from Credit Suisse Asset Management ("CSAM"), where he worked for 18 years both with CSAM and its predecessor Warburg Pincus. Most recently, he served as managing director and portfolio manager, having previously been head of U.S. equity research.

ING REAL ESTATE FUND

1. The third and fourth paragraphs under the section entitled "ING Real Estate Fund-ING Clarion Real Estate Securities L.P." on page 42 of the Class A, Class B, Class C and Class M Prospectus, page 29 of the Class I Prospectus, page 27 of the Class Q Prospectus, and the fourth and fifth paragraphs under the "Real Estate Fund-ING Clarion Real Estate Securities L.P." section on page 20 of the Class O Prospectus are deleted and replaced with the following:

          T. Ritson Ferguson, CFA, Sherry L. Rexroad, CFA and Joseph P. Smith, CFA have been responsible for the day-to-day management of the Fund since its inception in December 1996.

          T. Ritson Ferguson, Chief Investment Officer ("CIO") and Managing Director, leads the portfolio management team for the Fund. Mr. Ferguson has over 19 years of real estate investment experience. He has served as Co-CIO and more recently CIO of CRA since 1991.

          Sherry L. Rexroad, Managing Director and Joseph P. Smith, Senior Director have each been with CRA since 1997. Their roles as members of the portfolio

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          management team require that they focus on specific investments, and provide expert knowledge on those companies and industries.

PRINCIPAL RISKS

1. The reference to "ING LargeCap Growth" in the paragraph entitled "Convertible Securities," of the section entitled "Principal Risks" on page 48 of the Class A, Class B, Class C and Class M Prospectus, page 35 of the Class I Prospectus, and page 32 of the Class Q Prospectus is deleted.

2. The heading of the paragraph entitled "Initial Public Offerings" of the section entitled "Principal Risks" on page 50 of the Class A, Class B, Class C and Class M Prospectus, page 35 of the Class I Prospectus, and page 33 of the Class Q Prospectus is deleted and replaced with the following:

          INITIAL PUBLIC OFFERINGS ("IPOS")( ING EQUITY AND BOND FUND, ING LARGECAP GROWTH FUND AND ING REAL ESTATE FUND).

THIS PROSPECTUS SUPPLEMENT SUPERSEDES AND REPLACES THE FUNDS' PROSPECTUS SUPPLEMENTS DATED MAY 23, 2005 AND JULY 26, 2005.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE